Stock-Based Compensation (Details) - Summary Of Stock Option Activity (Parenthetical) - 2010 Plan [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Incentive Stock Options And Non Qualified Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based award aggregate intrinsic value of options excercised during the period	$ 144,000		$ 6,082,000	$ 31,000
Share based compensation by share based award aggregate intrinsic value of options vested during the period			$ 14,648,000	$ 2,073,000
Share based compensation by share based award stock options granted during the period weighted average grant date fair value			$ 1.02	$ 0.87
Incentive Stock Options [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based payment award plan modification incremental compensation costs		$ 1,189,000	$ 1,189,490